Property and Equipment, Net	6 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and Equipment, Net
The following table summarizes, by major classification, the components of property and equipment (in thousands):

	March 31,
	2018	2019
Computer equipment and software	$38,340	$37,745
Furniture and fixtures	7,108	6,701
Leasehold improvements	10,586	11,741
Other	874	1,260
Total property and equipment	56,908	57,447
Less: accumulated depreciation and amortization	(38,430)	(39,522)
Property and equipment, net	$18,478	$17,925

Depreciation and amortization of property and equipment totaled $11.1 million, $8.8 million, and $7.3 million for the years ended March 31, 2017, 2018, and 2019, respectively.